IFRS 16 Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of IFRS16 lease liabilities [abstract]
IFRS 16 Lease Liabilities [Text Block]
As at January 1, 2019

(in 000€)
Non-cancellable operating lease commitments disclosed at December 31, 2018	5,442
Discounted using the company’s incremental borrowing rate	(268)
Add: finance lease liabilities recognized at December 31, 2018	6,809
(Less) short-term/low-value leases recognized on a straight-line basis as an expense	(88)
Add/(Less) adjustments related to different treatment extension and termination options	(101)
Lease liability recognized as at January 1, 2019	11,794